Vessels	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Vessels	Vessels
At December 31, 2020, the Company owned or finance leased 13 Kamsarmax vessels and 28 Ultramax vessels. A rollforward of activity within vessels is as follows (in thousands):

Balance December 31, 2018	$1,507,918
Transfer to assets held for sale or disposed	(199,059)
Other additions	17,358
Depreciation	(54,224)
Balance December 31, 2019	$1,271,993
Transfer to assets held for sale or disposed	(1,296,706)
Other additions	73,082
Depreciation	(48,369)
Balance December 31, 2020	$—
Depreciation includes depreciation related to our finance leased vessels. Related vessels serve as collateral against existing secured credit facilities.

Owned or Finance Leased vessels

Vessel Name	Year Built	DWT	Vessel Type
SBI Antares*	2015	61,000	Ultramax
SBI Athena*	2015	64,000	Ultramax
SBI Bravo*	2015	61,000	Ultramax
SBI Leo*	2015	61,000	Ultramax
SBI Echo	2015	61,000	Ultramax
SBI Lyra*	2015	61,000	Ultramax
SBI Tango	2015	61,000	Ultramax
SBI Maia*	2015	61,000	Ultramax
SBI Hydra**	2015	61,000	Ultramax
SBI Subaru*	2015	61,000	Ultramax
SBI Pegasus*	2015	64,000	Ultramax
SBI Ursa*	2015	61,000	Ultramax
SBI Thalia*	2015	64,000	Ultramax
SBI Cronos*	2015	61,000	Ultramax
SBI Orion*	2015	64,000	Ultramax
SBI Achilles*	2016	61,000	Ultramax
SBI Hercules*	2016	64,000	Ultramax
SBI Perseus*	2016	64,000	Ultramax
SBI Hermes	2016	61,000	Ultramax
SBI Tethys**	2016	61,000	Ultramax
SBI Phoebe*	2016	64,000	Ultramax
SBI Poseidon**	2016	60,200	Ultramax
SBI Apollo**	2016	60,200	Ultramax
SBI Aries**	2015	64,000	Ultramax
SBI Gemini**	2015	64,000	Ultramax
SBI Pisces*	2016	64,000	Ultramax
SBI Libra*	2017	64,000	Ultramax
SBI Virgo*	2017	64,000	Ultramax

Total Ultramax		1,742,400
SBI Samba	2015	84,000	Kamsarmax
SBI Rumba	2015	84,000	Kamsarmax
SBI Capoeira*	2015	82,000	Kamsarmax
SBI Carioca*	2015	82,000	Kamsarmax
SBI Lambada*	2016	82,000	Kamsarmax
SBI Reggae**	2016	82,000	Kamsarmax
SBI Zumba*	2016	82,000	Kamsarmax
SBI Macarena*	2016	82,000	Kamsarmax
SBI Parapara**	2017	82,000	Kamsarmax
SBI Swing*	2017	82,000	Kamsarmax
SBI Mazurka*	2017	82,000	Kamsarmax
SBI Jive*	2017	82,000	Kamsarmax
SBI Lynx*	2018	82,000	Kamsarmax
Total Kamsarmax		1,070,000
Total Owned or Finance Leased Vessels DWT		2,812,400